Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share [text block]
28 EARNINGS PER SHARE
28.1 Basic
The basic earnings per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	06/30/2026	06/30/2025
Net income for the period attributed to Controlling shareholders'	6,105,965	11,345,455
Weighted average number of shares in the period – in thousands	1,264,118	1,264,118
Weighted average treasury shares – in thousands	(28,704)	(26,611)
Weighted average number of outstanding shares – in thousands	1,235,414	1,237,507
Basic earnings per common share – R$	4.94244	9.16799
28.2 Diluted
The diluted earnings per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	06/30/2026	06/30/2025
Net income for the period attributed to Controlling shareholders'	6,105,965	11,345,455
Weighted average number of outstanding shares – in thousands	1,235,414	1,237,507
Average number of potential shares (stock options) - in thousands	2,947	3,076
Weighted average number of shares (diluted) – in thousands	1,238,361	1,240,583
Diluted earnings per common share – R$	4.93068	9.14526